SHAREHOLDERS' EQUITY (Details 2) (Grayd, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Jan. 23, 2012	Nov. 18, 2011
Grayd
Business and Properties Acquisition
Number of shares issued for acquisition of mining claims and properties	68,941	1,250,477
Newly issued Agnico Eagle shares value	$ 2,400	$ 56,146
Percentage of outstanding shares acquired	5.23%	94.77%